Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HIGH YIELD TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	fhyt_SupplementTextBlock	Federated High Yield Trust

CLASS A (TICKER FHYAX)
CLASS C (TICKER FHYCX)
INSTITUTIONAL (TICKER FHTIX)
SERVICE (TICKER FHYTX)

SUPPLEMENT TO THE STATUTORY PROSPECTUS DATED APRIL 30, 2014

Effective June 27, 2014:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Service Shares (SS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 17.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.48%	0.48%	0.26%	0.49%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.09%	1.84%	0.87%	1.10%
Fee Waivers and/or Expense Reimbursements[1,3]	0.10%	0.10%	0.13%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	1.74%	0.74%	0.99%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.98%, 1.73%, 0.73% and 0.98% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) May 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$556	$781	$1,024	$1,719
Expenses assuming no redemption	$556	$781	$1,024	$1,719
C:
Expenses assuming redemption	$287	$579	$996	$2,159
Expenses assuming no redemption	$187	$579	$996	$2,159
IS:
Expenses assuming redemption	$89	$278	$482	$1,073
Expenses assuming no redemption	$89	$278	$482	$1,073
SS:
Expenses assuming redemption	$112	$350	$606	$1,340
Expenses assuming no redemption	$112	$350	$606	$1,340

FEDERATED HIGH YIELD TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fhyt_SupplementTextBlock	Federated High Yield Trust

CLASS A (TICKER FHYAX)
CLASS C (TICKER FHYCX)
INSTITUTIONAL (TICKER FHTIX)
SERVICE (TICKER FHYTX)

SUPPLEMENT TO THE STATUTORY PROSPECTUS DATED APRIL 30, 2014

Effective June 27, 2014:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Service Shares (SS) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 17.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	SS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.48%	0.48%	0.26%	0.49%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.09%	1.84%	0.87%	1.10%
Fee Waivers and/or Expense Reimbursements[1,3]	0.10%	0.10%	0.13%	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	1.74%	0.74%	0.99%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

3The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and SS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.98%, 1.73%, 0.73% and 0.98% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) May 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$556	$781	$1,024	$1,719
Expenses assuming no redemption	$556	$781	$1,024	$1,719
C:
Expenses assuming redemption	$287	$579	$996	$2,159
Expenses assuming no redemption	$187	$579	$996	$2,159
IS:
Expenses assuming redemption	$89	$278	$482	$1,073
Expenses assuming no redemption	$89	$278	$482	$1,073
SS:
Expenses assuming redemption	$112	$350	$606	$1,340
Expenses assuming no redemption	$112	$350	$606	$1,340